Investments - Schedule of Investment (Parenthetical) (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Term Deposits in Lien with banks-Current	₨ 653	₨ 654